Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	DSG GLOBAL INC.
Entity Central Index Key	0001413909
Entity Tax Identification Number	26-1134956
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	207-15272 Croydon Drive
Entity Address, Address Line Two	Surrey
Entity Address, City or Town	British Columbia
Entity Address, Postal Zip Code	V3Z 0Z5
City Area Code	(604)
Local Phone Number	575-3848
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false